CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income	$ 703	$ 1,055	$ 1,745	$ 1,270
Items that may be reclassified to net income
Financial instruments	159	(327)	118	(628)
Marketable securities	84	62	102	88
Equity accounted investments	(477)	268	(1,036)	64
Foreign currency translation	259	1,540	774	3,075
Income taxes	58	4	130	112
Other comprehensive income that may be reclassified to net income	83	1,547	88	2,711
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	214	55	(123)	93
Revaluation of pension obligations	(56)	5	(53)	(5)
Equity accounted investments	11	19	(53)	(41)
Marketable securities	43	(18)	47	(58)
Income taxes	(43)	(89)	(51)	(104)
Other comprehensive income that will not be reclassified to net income	169	(28)	(233)	(115)
Other comprehensive income (loss)	252	1,519	(145)	2,596
Comprehensive income	955	2,574	1,600	3,866
Attributable to:
Net income attributable to shareholders	364	272	466	345
Other comprehensive income (loss)	(182)	683	(659)	845
Comprehensive income (loss)	182	955	(193)	1,190
Net income	339	783	1,279	925
Other comprehensive income	434	836	514	1,751
Comprehensive income	$ 773	$ 1,619	$ 1,793	$ 2,676